Capital provision assets (Tables)	12 Months Ended
Dec. 31, 2022
Capital provision assets.
Schedule of reconciliation of capital provision assets

	For the year ended December 31,
($ in thousands)	2022	2021	2020
		(as restated)
At beginning of period (as restated)	3,117,263	2,714,314	2,623,331
Deployments	727,298	673,965	297,143
Realizations	(426,734)	(455,148)	(540,294)
Income for the period	330,811	199,411	319,015
Foreign exchange (losses)	(13,082)	(15,279)	15,119
At end of period	3,735,556	3,117,263	2,714,314

Capital provision-direct assets	3,620,687	3,104,408	2,629,148
Capital provision-indirect assets	114,869	12,855	85,166
Total capital provision assets	3,735,556	3,117,263	2,714,314

Unrealized fair value at end of period	1,689,407	1,523,178	1,478,885

Schedule of capital provision income on consolidated statement of comprehensive income

	For the year ended December 31,
($ in thousands)	2022	2021	2020	2019
		(as restated)
Realized gains/(losses) relative to cost	161,707	153,607	208,157	146,922
Fair value adjustment during the period, net of previously recognized unrealized gains transferred to realized gains	169,104	45,804	108,461	436,325
Interest income on certain capital provision-indirect assets	-	-	2,397	15,006
Income on capital provision assets	330,811	199,411	319,015	598,253
Interest and other income	2,651	160	199	(1,213)
Impairment of other asset	-	(500)	-	(1,000)
Foreign exchange gains/(losses)	(6,357)	(4,517)	535	609
Unrealized loss on due from settlement capital provision assets	(11,330)	-	-	-
Gain/(loss) on financial liabilities at fair value through profit or loss	3,333	-	(4,779)	(20,872)
Gain/(loss) on equity securities	-	-	(22)	1,169
Net gain on derivative financial instruments	-	-	-	2,846
Total capital provision income as reported on the consolidated statements of operations	319,108	194,554	314,948	579,792